Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 299,064
Beginning balance	(282,819)
Transfers out	0	£ 0
Transfers out	0	0
Ending Balance	291,810
Ending Balance	(274,843)
Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	(8)	(61)
Fair value movements	3	15
Transfers to held for sale	0
Netting	(2)	0
Settlements	0	1
Foreign exchange and other movements		2
Transfers out		28
Additions		(1)
Sales		0
Ending Balance	(7)	(16)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	3	17
Level 3 | Liabilities held for sale
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Transfers to held for sale	0
Netting	0	0
Settlements	0	0
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	(40)	(96)
Fair value movements	2	14
Transfers to held for sale	0
Netting	(2)	0
Settlements	0	7
Foreign exchange and other movements		2
Transfers out		28
Additions		(1)
Sales		0
Ending Balance	(40)	(46)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	2	16
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(35)
Fair value movements	(1)	(1)
Transfers to held for sale	0
Netting	0	0
Settlements	0	6
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	(33)	(30)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	(1)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	255	505
Fair value movements	0	(10)
Transfers to held for sale	(16)
Netting	5	(37)
Settlements	(11)	(110)
Foreign exchange and other movements		6
Transfers out		0
Additions		0
Sales		(11)
Ending Balance	233	343
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	(4)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	21	56
Fair value movements	(1)	1
Transfers to held for sale	0
Netting	0	0
Settlements	0	(8)
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		(19)
Ending Balance	20	30
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	1
Level 3 | Assets held for sale
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Transfers to held for sale	16
Netting	0	0
Settlements	0	0
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	16	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	351	645
Fair value movements	1	(11)
Transfers to held for sale	0
Netting	5	(37)
Settlements	(29)	(135)
Foreign exchange and other movements		6
Transfers out		0
Additions		0
Sales		(30)
Ending Balance	328	438
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1	(5)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	75	84
Fair value movements	2	(2)
Transfers to held for sale	0
Netting	0	0
Settlements	(18)	(17)
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	59	65
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 2	£ (2)